INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Intangible Assets, Finite and Indefinite) (Details) (CNY)				12 Months Ended
	Dec. 31, 2012 Second 2012 Affiliate Company [Member]	Dec. 31, 2012 Second 2012 Affiliate Company [Member] Trade name [Member]	Dec. 31, 2013 2013 Affiliate Company [Member]	Dec. 31, 2013 2013 Affiliate Company [Member] Self-developed software [Member]	Dec. 31, 2013 2013 Affiliate Company [Member] Trade name [Member]
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets	10,180,016	10,180,016	389,809	282,228	107,581
Useful lives of intangible assets with definite lives, in years				3 years	5 years